Other Financial Statement Disclosures - Components of Receivables (Details) - USD ($) $ in Millions	Mar. 31, 2018	Dec. 31, 2017
Other Financial Statement Disclosures [Abstract]
Trade	$ 187.8	$ 195.8
Income tax	8.0	8.0
Other	7.0	9.0
Total receivables - trade and other	$ 202.8	$ 212.8